Segment reporting (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of segment reporting [Line Items]
Revenue	₨ 33,403,726	$ 406,288	₨ 27,025,675	₨ 24,319,542
Bank charges	147,117		₨ 107,834	₨ 62,160
Operating Expenses [Member]
Disclosure of segment reporting [Line Items]
Bank charges	147,089	$ 1,789
One Customer of Data center-centric IT services [Member]
Disclosure of segment reporting [Line Items]
Revenue	₨ 3,852,000
More Than [Member]
Disclosure of segment reporting [Line Items]
Percentage of entity's revenue	10.00%	10.00%